Securitisation, covered bonds and other transferred assets	12 Months Ended
Sep. 30, 2019
Securitisation, covered bonds and other transferred assets
Securitisation, covered bonds and other transferred assets

Note 24. Securitisation, covered bonds and other transferred assets

The Group enters into transactions in the normal course of business by which financial assets are transferred to counterparties or structured entities. Depending on the circumstances, these transfers may result in derecognition of the assets in their entirety, partial derecognition or no derecognition of the assets subject to the transfer. For the Group’s accounting policy on derecognition of financial assets refer to the notes to the financial statements section before Note 10 titled ‘Financial assets and financial liabilities’.

Securitisation

Securitisation is the transferring of assets (or an interest in either the assets or the cash flows arising from the assets) to a structured entity which then issues the majority of interest bearing debt securities to third party investors for funding deals and to Westpac for liquidity deals.

Securitisation of its own assets is used by Westpac as a funding and liquidity tool.

For securitisation structured entities which Westpac controls, as defined in Note 31, the structured entities are classified as subsidiaries and consolidated. When assessing whether Westpac controls a structured entity, it considers its exposure to and ability to affect variable returns. Westpac may have variable returns from a structured entity through ongoing exposures to the risks and rewards associated with the assets, the provision of derivatives, liquidity facilities, trust management and operational services.

Undrawn funding and liquidity facilities of $537 million were provided by Westpac (2018: $517 million) for the securitisation of its own assets.

Covered bonds

The Group has two covered bond programs relating to Australian residential mortgages (Australian Program) and New Zealand residential mortgages (New Zealand Program). Under these programs, selected pools of residential mortgages are assigned to bankruptcy remote structured entities which provide guarantees on the payments to bondholders. Through the guarantees and derivatives with the structured entities, Westpac has variable returns from these structured entities and consolidates them.

Repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised on the balance sheet in their original category (i.e. Trading securities or Investment securities/Available-for-sale securities).

The cash consideration received is recognised as a liability (Repurchase agreements). Refer to Note 17 for further details.

The following table presents Westpac’s assets transferred and their associated liabilities:

			For those liabilities that only have recourse to
			the transferred assets:
	Carrying	Carrying	Fair	Fair
	amount of	amount of	value of	value of	Net fair
Consolidated	transferred	associated	transferred	associated	value
$m	assets	liabilities	assets	liabilities	position
2019
Securitisation[1]	8,221	8,190	8,268	8,177	91
Covered bonds[2]	44,676	38,037	n/a	n/a	n/a
Repurchase agreements	13,754	10,604	n/a	n/a	n/a
Total	66,651	56,831	8,268	8,177	91
2018
Securitisation[1]	7,631	7,588	7,662	7,565	97
Covered bonds[2]	43,088	35,434	n/a	n/a	n/a
Repurchase agreements	12,492	9,522	n/a	n/a	n/a
Total	63,211	52,544	7,662	7,565	97

			For those liabilities that only have recourse to
			the transferred assets:
	Carrying	Carrying	Fair	Fair
	amount of	amount of	value of	value of	Net fair
Parent Entity	transferred	associated	transferred	associated	value
$m	assets	liabilities	assets	liabilities	position
2019
Securitisation[1]	101,689	101,146	101,871	100,268	1,603
Covered bonds[2]	37,697	33,160	n/a	n/a	n/a
Repurchase agreements	13,754	10,604	n/a	n/a	n/a
Total	153,140	144,910	101,871	100,268	1,603
2018
Securitisation[1]	97,259	96,728	97,291	96,473	818
Covered bonds[2]	36,190	30,268	n/a	n/a	n/a
Repurchase agreements	12,492	9,522	n/a	n/a	n/a
Total	145,941	136,518	97,291	96,473	818

1.	The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.
2.

The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.